Litigation, Claims and Contingencies	12 Months Ended
Sep. 30, 2013
Loss Contingency [Abstract]
Litigation, Claims and Contingencies
Litigation, Claims and Contingencies

(a)	Litigation and Claims

The Company is subject to various asserted and unasserted claims during the course of business of which the outcome of many of these matters is currently not determinable. Due to the uncertainty surrounding the litigation process, unless otherwise stated below, the Company is unable to reasonably estimate the range of loss, if any, in connection with the asserted and unasserted legal actions against it. The Company believes that it has conducted business in accordance with applicable laws and is defending each claim vigorously. In addition to the litigation and claims discussed below, the Company is involved in routine litigation and administrative proceedings arising in the normal course of business.

(i)	British Columbia

March 5, 2004 Claim

On March 5, 2004, an action under the Class Proceedings Act was commenced in the Supreme Court of British Columbia by Andrew Bodnar and others proposing that a class action be certified on his own behalf and on behalf of all persons who have borrowed money from the defendants, The Cash Store Financial and All Trans Credit Union Ltd. The action stems from the allegations that all payday loan fees collected by the defendants constitute interest and therefore violate s. 347 of the Criminal Code of Canada (the “Code”). On May 25, 2006, the claim in British Columbia was affirmed as a certified class proceeding of Canada by the British Columbia Court of Appeal. In fiscal 2007, the plaintiffs in the British Columbia action brought forward an application to have certain of the Company’s customers’ third-party lenders added to the claim. On March 18, 2008, another action commenced in the Supreme Court of British Columbia by David Wournell and others against The Cash Store Financial, Instaloans Inc., and others in respect of the business carried out under the name Instaloans since April 2005. Collectively, the above actions are referred to as the “British Columbia Related Actions”.

Note 20 - Litigation, Claims and Contingencies (continued)

(a)	Litigation and Claims (continued)

(i)	British Columbia (continued)

March 5, 2004 Claim (continued)

On May 12, 2009, the Company settled the British Columbia Related Actions in principle and on February 28, 2010 the settlement was approved by the Court. Under the terms of the court approved settlement, the Company was to pay to the eligible class members who were advanced funds under a loan agreement and who repaid the payday loan plus brokerage fees and interest in full, or who met certain other eligibility criteria, a maximum estimated amount including legal expenses of $18,800, consisting of $9,400 in cash and $9,400 in credit vouchers. The credit vouchers can be used to pay existing outstanding brokerage fees and interest, to pay a portion of brokerage fees and interest which may arise in the future through new loans advanced, or can be redeemed for cash from January 1, 2014 to June 30, 2014. The credit vouchers are not transferable and have no expiry date. After approved legal expenses of $6,438 were paid in March 2010, the balance of the settlement amount remaining to be disbursed was $12,362, consisting of $6,181 of cash and $6,181 of vouchers.

By September 30, 2010, the Company received approximately 6,300 individual claims representing total valid claims in excess of the settlement fund. As the valid claims exceed the balance of the remaining settlement fund, under the terms of the settlement agreement, the entire settlement fund of $12,362 was mailed to claimants in November 2012 in the form of cash and vouchers on a pro-rata basis. As at September 30, 2013, $5,140 of the $6,131 cheques issued had been cashed and $595 of vouchers had been redeemed.

In arriving at the liability recorded at the balance sheet date, the voucher portion of the settlement fund of $6,181 has been discounted using a discount rate of 16.2%. During the year ended September 30, 2013, the Company recorded accretion expense of $854 (2012 - $716, 2011 - $616) in interest expense. The total liability related to the settlement at September 30, 2013 is $6,162 (September 30, 2012- $11,303).

September 11, 2012 Claim

On September 11, 2012, an action under the British Columbia Class Proceedings Act was commenced in the Supreme Court of British Columbia by Roberta Stewart against The Cash Store Financial Services Inc., The Cash Store Inc. and Instaloans Inc. claiming on behalf of the plaintiff and class members who, on or after November 1, 2009 borrowed a loan from the Company in British Columbia, and that the Company charged, required or accepted an amount that is in excess of 23% of the amount loaned of the principal which is contrary to s. 17(1) of the Payday Loans Regulation and s. 112.02(2) of the Business Practices Consumer Protection Act (“BPCPA”) and charged, required or accepted an amount in relation to each cash card issued to a class member which is contrary to s. 112.04(1)(f) of the BPCPA; made the provision of each payday loan contingent on class members purchasing a cash card and services related thereto, contrary to s. 19(1) of the Payday Loans Regulation and s. 112.08(1)(m) of the BPCPA; and discounted the amount in the payday loan agreement to be the loan amount borrowed, by deducting and withholding from the loan advance an amount representing a portion of the total costs of credit, contrary to s.112.08(1)(e) of the BPCPA.

The Class members seek an order, pursuant to s.112.10(2) and s. 172(3)(a) of the BPCPA, requiring that the Company refund all monies paid in excess of the Loan principal of each payday loan, including the Cash Card Fee Amounts, the Loan Fees, and any other fees or charges collected by the Company in relation to the payday loan, damages for conspiracy, and interest pursuant to the Court Order Interest Act at the rate of 30% compounded annually, as set out in the payday loan agreements or such other rate as the Court considers appropriate.

Note 20 - Litigation, Claims and Contingencies (continued)

(a)	Litigation and Claims (continued)

(i)	British Columbia (continued)

September 11, 2012 Claim (continued)

The Company is vigorously defending this action and the likelihood and amount of liability, if any, is not determinable at this time.

(ii)	Alberta

January 19, 2010 Claim

A statement of claim was served in Alberta by Shaynee Tschritter and Lynn Armstrong alleging that the Company was in breach of s. 347 of the Code (the interest rate provision) and certain provincial consumer protection statutes.

On January 19, 2010, the plaintiffs in the Alberta action brought forward an application to have a related subsidiary, as well as certain of the Company's customers’ third-party lenders, directors and officers added to the claim.

The Company agreed to a motion to certify the class proceeding if the third party lenders, officers and directors were removed as defendants. Class counsel agreed to the Company’s proposal. Consequently, the certification motion was granted in November of 2011.

The Company believes that it conducted its business in accordance with applicable laws and is defending the action vigorously. The likelihood of loss, if any, is not determinable at this time.

September 18, 2012 Claim

On September 18, 2012, an action under the Alberta Class Proceedings Act was commenced in the Alberta Court of Queen's Bench by Kostas Efthimiou against The Cash Store Inc., Instaloans Inc., and The Cash Store Financial Services Inc. on behalf of all persons who, on or after March 1, 2010, borrowed a loan from the Cash Store or Instaloans that met the definition of a "payday loan" proposing that the Company has violated s. 11 and 12 of the Payday Loan Regulations in that all amounts charged to and collected from the Plaintiff and Class members by the Company in relation to the payday loans advanced to the Plaintiff and Class members in excess of the loan principal are Unlawful Charges under the Payday Loan Regulation and therefore seek restitution of or damages for the Unlawful Charges paid by the Plaintiff and Class members, repayment of the Unlawful Charges paid by the Plaintiff and Class members, damages for conspiracy, interest on all amounts found to be owing and any such associated legal costs.

The Company is vigorously defending this action and the likelihood and amount of liability, if any, is not determinable at this time.

Note 20 - Litigation, Claims and Contingencies (continued)

(a)	Litigation and Claims (continued)

(ii)	Alberta (continued)

June 3, 2013 Claim

On June 3, 2013, a statement of claim brought under the Alberta Class Proceedings Act was commenced in the Alberta Court of Queen's Bench by Darren Hughes against The Cash Store Financial Services Inc. and certain of its present and former directors and officers. The plaintiff alleges, among other things, that the Company made misrepresentations during the period from November 24, 2010 to May 24, 2013 regarding the Company's internal controls over financial reporting and the value of the loan portfolio acquired from third-party lenders, losses on its internal consumer loan portfolio, and its liability associated with the settlement of the March 5, 2004 British Columbia Class Action (Note 20(a)(i)).

On September 16, 2013, the Court of Queen's bench of Alberta granted a consent order staying this claim in favour of pursuing the Ontario June 4, 2013 Claim (Note 20(a)(v)).

September 18, 2013 Claim

On September 18, 2013, an action in the Court of Queen’s Bench of Alberta was commenced against the Company, certain of its officers and affiliates, including The Cash Store Inc., certain of its associated companies, including The Cash Store Australia Holdings Inc. and RTF Financial Holdings Inc., and other corporate defendants, seeking repayment of certain funds advanced to the Company, its affiliates and the associated companies by Assistive Financial Corp.("Assistive"), a former related party third-party lender. An application for interim relief, including the appointment of an inspector, was brought by the plaintiffs and is currently scheduled to be heard by the Court of Queen’s Bench of Alberta on December 12, 2013. The action by Assistive also seeks damages equivalent to $110,000 together with interest thereon at the rate of 17.5% per year.

The Company believes the action is wholly without merit and intends to vigorously defend itself. The likelihood and amount of liability, if any, is not determinable at this time.

(iii)	Saskatchewan

On October 9, 2012, an action under the Saskatchewan Class Actions Act was commenced in the Saskatchewan Court of Queen’s Bench by John Ironbow against The Cash Store Financial Services Inc., The Cash Store Inc. and Instaloans Inc. on behalf of all persons who, on or after January 1, 2012, borrowed a loan from the Company that met the definition of a “payday loan” proposing that the Company has made payday loans contingent on the supply of other goods or services contrary to s. 29 of the Payday Loans Act, charged or received amounts which are not provided for in the Payday Loans Act or Payday Loans Regulation, contrary to s. 23(5) of the Act, deducting or withholding from the initial advance an amount representing a portion of the cost of borrowing or other charges, contrary to s. 25 of the Payday Loans Act and charging or receiving an amount in excess of 23% of the loan principal, contrary to s. 23(1) and (4) of the Act and s. 14(1) of the Regulation. The plaintiff seeks restitution of damages for unlawful charges paid by the plaintiff and class members, repayment of unlawful charges paid by the plaintiff and class members, damages, interest on all amounts found to be owing and any such associated legal costs.

The Company is vigorously defending this action and the likelihood and amount of liability, if any, is not determinable at this time.

Note 20 - Litigation, Claims and Contingencies (continued)

(a)	Litigation and Claims (continued)

(iv)	Manitoba

April 23, 2010 Claim

On April 23, 2010, an action under the Manitoba Class Proceedings Act was commenced in the Manitoba Court of Queen’s Bench ("Manitoba Court") by Scott Meeking against The Cash Store Financial Services Inc., The Cash Store Inc. and 1152919 Alberta Ltd o/a Instaloans, proposing that a class action be certified on his own behalf and on behalf of all persons in Manitoba and others outside the province who obtained a payday loan from Cash Store or Instaloans. The action stems from the allegations that all payday loan fees collected by the defendants constitute interest and therefore violate s. 347 of the Criminal Code.
A class proceeding in Ontario in McCutcheon v. The Cash Store Inc. et al. was certified in 2006 and settled in 2008. That decision affected Manitoba residents, and presumptively resolved claims with respect to loans borrowed by Mr. Meeking, and other Manitoba residents, on or before December 2, 2008.
The Company asked the Manitoba court to enforce the Ontario settlement against Mr. Meeking. On September 9, 2013, the Manitoba Court of Appeal agreed that the Ontario Superior Court of Justice had properly exercised jurisdiction over Manitoba residents, including Mr. Meeking and his prospective class members, and enforced the Ontario settlement relating to borrowers of payday loans from the Company. However, it concluded that the Ontario judgment is not enforceable in Manitoba against Instaloans customers and for signature and title loans (as opposed to payday loans), as the Manitoba court determine Ontario had not given proper notice to Manitoba residents.
On September 12, 2013, the Manitoba Court certified Mr. Meeking’s claim as a class proceeding. On October 11, 2013, the Company applied for leave to appeal the certification decision.
On November 8, 2013, the Company filed an application for leave to appeal to the Supreme Court of Canada, seeking to appeal the Manitoba Court of Appeal decision that declined to enforce the Ontario settlement against Instaloans customers. The plaintiffs have also filed an application for leave to appeal to the Supreme Court of Canada, seeking to set aside the portion of the Manitoba Court of Appeal decision that enforced the Ontario settlement.

The Company is vigorously defending this action and the likelihood and amount of liability, if any, is not determinable at this time.

November 1, 2012 Claim

On November 1, 2012, an action was commenced in Manitoba under The Class Proceedings Act by Sheri Rehill against The Cash Store Financial Services Inc., The Cash Store Inc., Instaloans Inc. and other defendants, on behalf of all persons who, on or after October 18, 2010, borrowed a loan from the Company in Manitoba where that loan met the definition of a “payday loan” as defined by the Payday Loans Act, S.S. 2007, c. P-4.3. The action alleges that the Company made loans contingent on the purchase of another product or service, contrary to s. 154.2 of the Consumer Protection Act, R.S.M. 1987, c. C-200, as am. (CPA), discounted the principal amount of loans by deducting or withholding an amount representing a portion of the cost of credit from the initial advance, contrary to s. 154.1 of the CPA and charging, requiring and accepting amounts in excess of the 17% total cost of credit limit contrary to s. 147(1) of the CPA and s. 13.1 of the Payday Loan Regulation, Man. Reg. 99/2007, as am. The plaintiff pleads for restitution and repayment of all amounts paid by borrowers as a cost of credit for their payday loans, damages for an alleged conspiracy, and interest on all amounts alleged to be owing.
Note 20 - Litigation, Claims and Contingencies (continued)

(a)	Litigation and Claims (continued)

(iv)	Manitoba (continued)

November 1, 2012 Claim (continued)

The Company is vigorously defending this action and the likelihood and amount of liability, if any, is not determinable at this time.

(v)	Ontario

October 1, 2010 Claim

The Cash Store Financial Services Inc., The Cash Store Inc. and Instaloans Inc. commenced an action in the Superior Court of Ontario against National Money Mart Company (“Money Mart”) on October 1, 2010 for trade-mark infringement under sections 7, 19, 20 and 22 of the Trade-Marks Act, misrepresentation in the form of false and misleading advertising contrary to sections 52 and 74.01 of the Competition Act and the common law tort of passing off. The action relates to a national negative advertising campaign launched by Money Mart featuring the use of the Company’s registered trade-marks alongside negative statements comparing the Company's payday loan products to Money Mart’s loan products. Statements made in the Money Mart advertising campaign include, among other things, that the Company’s loan products are more expensive and less convenient than Money Mart’s and involve more forms and hassle. The Company seeks injunctive relief as well as $60,000 in damages in its Statement of Claim. Money Mart filed its statement of defense on May 2, 2011. The parties have settled a discovery plan and the next step in the action is to proceed to discoveries.

The likelihood and amount of gain (or loss), if any, is not determinable at this time.

August 31, 2011 Application

On August 31, 2011, in response to regulatory amendments to come into force on September 1, 2011, The Cash Store Financial Services Inc., The Cash Store Inc. and Instaloans Inc. commenced an Application for Judicial Review in the Ontario Superior Court of Justice. The Application sought an order declaring that certain of the new amended regulations are outside the scope of the regulation-making authority under the Payday Loans Act, 2008, and were made without due process. The hearing was held on October 2, 2013. On November 5, 2013 the Court dismissed the Company’s application. The Company filed a notice of motion for leave to appeal to the Court of Appeal on November 22, 2013.

August 1, 2012 Claim

On August 1, 2012, an action under the Ontario Class Proceedings Act was commenced in the Ontario Supreme Court of Justice by Timothy Yeoman against The Cash Store Financial Services Inc., The Cash Store Inc. and Instaloans Inc. and other defendants, claiming on behalf of the plaintiff and class members who entered into payday loan transactions with the Company in Ontario between September 1, 2011 and the date of judgment, that the Company operated an unlawful business model as the Company did not provide borrowers with the option to take their payday loan in an immediate liquid form and thereby misrepresenting the total cost of borrowing as the cost of additional services and devices should have been included.

Note 20 - Litigation, Claims and Contingencies (continued)

(a)	Litigation and Claims (continued)

(v)	Ontario (continued)

August 1, 2012 Claim (continued)

The class members plead entitlement to damages and costs of investigation and prosecution pursuant to s. 36 of the Competition Act inclusive of the fees, interest and other amounts that the Company charged to the class members.

By Court order dated August 27, 2013, the plaintiff was permitted to amend the claim to add additional defendants. This amendment further claims that the Company’s lines of credit, offered since February 1, 2013, are payday loans subject to the Payday Loans Act, and are being offered without a payday loans license. The amendment claims that the Company acted in an unlawful conspiracy with the additional defendants.

The Company is vigorously defending this action and the likelihood and amount of liability, if any, is not determinable at this time.

July 5, 2012

On July 5, 2012, The Cash Store Inc. and Instaloans Inc. were charged with the offence of acting as a lender without being licensed as a lender and without having received notice in writing from the Registrar of the licence, contrary to section 6(1) of the Payday Loans Act, 2008, c.9 in Guelph (The Cash Store Inc.), Brantford, and Sarnia, Ontario (Instaloans Inc.). The charges were laid in each of the three jurisdictions on July 5, 2012 as a result of investigations made by the Ministry of Consumer Services relating to consumer complaints made by three consumers.

On November 18, 2013, Instaloans Inc. and The Cash Store Inc. pleaded guilty and were convicted of the offence of acting as a lender without being licensed as a lender and without having received notice in writing from the Registrar of the licence, contrary to section 6(1) of the Payday Loans Act, 2008, c.9 in Brantford, Sarnia, and Guelph, Ontario, respectively.  As a result of this plea, The Cash Store and Instaloans Inc. agreed to pay $50 per conviction, in addition to a victim fee surcharge of 25%, for a total fine of $188.

June 4, 2013 Claim

On June 4, 2013, a statement of claim brought under the Ontario Class Proceedings Act was commenced in the Ontario Superior Court of Justice by David Fortier against The Cash Store Financial Services Inc. and certain of its present and former directors and officers. The plaintiff alleges, among other things, that the Company made misrepresentations during the period from November 24, 2010 to May 24, 2013 regarding the Company's internal controls over financial reporting and the value of the loan portfolio acquired from third-party lenders, losses on its internal consumer loan portfolio, and its liability associated with the settlement of the March 5, 2004 British Columbia Class Action (Note 20(a)(i)).

Following the stay of the related Alberta claim, an amended statement of claim was issued on October 17, 2013, which, among other things, adds a statutory claim under the Alberta Securities Act. The plaintiffs’ motion seeking leave to pursue a secondary market liability claim under Part XXIII.1 of the Ontario Securities Act and to certify the claim as a class action under the Ontario Class Proceedings Act is currently scheduled to be heard by the Ontario Superior Court of Justice on May 20 and 21, 2014.

Note 20 - Litigation, Claims and Contingencies (continued)

(a)	Litigation and Claims (continued)

(v)	Ontario (continued)

June 4, 2013 Claim (continued)

The Company is vigorously defending this action and the likelihood and amount of liability, if any, is not determinable at this time.

June 7, 2013 Application

On June 7, 2013, an application was commenced in the Ontario Superior Court of Justice pursuant to section 54(1) of the Payday Loans Act, 2008, by the Director designated under the Ministry of Consumer and Business Services Act, naming The Cash Store Financial Services Inc., The Cash Store Inc. and Instaloans Inc. as respondents. The application seeks a declaration that the basic line of credit product offered constitutes a ‘payday loan’ under subsection 1(1) of the Payday Loans Act, and seeks orders requiring the Company to obtain a payday loan broker license and restraining the Company from acting as a loan broker of the basic line of credit without a broker’s license. The Application was heard by the Ontario Superior Court of Justice on November 29, 2013. It is unknown when a decision on this matter will be been rendered.
The Company has vigorously defended this application and the likelihood and amount of liability, if any, is not determinable at this time.

(vi)Quebec

On July 11, 2013, a statement of claim brought under the Quebec Class Proceedings Act was commenced in the Quebec Superior Court of Justice by Marianne Dessis and Jean-Jacques Fournier against The Cash Store Financial Services Inc. and certain of its present and former directors and officers. The plaintiff alleges, among other things, that the Company made misrepresentations during the period from November 24, 2010 to May 24, 2013 regarding the Company's internal controls over financial reporting and the value of the loan portfolio acquired from third-party lenders, losses on its internal consumer loan portfolio, and its liability associated with the settlement of the March 5, 2004 British Columbia Class Action (Note 20(a)(i)).

As at September 30, 2013, the Company reached an agreement with the plaintiffs' counsel whereby the plaintiffs will proceed with the Ontario June 4, 2013 claim (Note 20(a)(v)) and seek a stay of the Quebec claim.

(vii)New York

May 20, 2013 Claim

On May 20, 2013, Globis Capital Partners, L.P. filed a civil claim against the Company and Gordon J. Reykdal, Chief Executive Officer, in the United States District Court of the Southern District of New York for alleged violations of Sections 10(a) and 20(a) of the Securities Exchange Act of 1934 claiming unspecified damages.

As at September 30, 2013, this claim has been combined with the June 27, 2013 claim below, given the similarity of the claims.

Note 20 - Litigation, Claims and Contingencies (continued)

(a)	Litigation and Claims (continued)

(vii)New York

June 27, 2013 Claim

On June 27, 2013, proposed class action proceedings for violation of U.S. federal securities laws were commenced by lead plaintiff Charles Nutsch in the United States District Court of the Southern District of New York against the The Cash Store Financial Services Inc. and certain of its present and former officers on behalf of purchasers of the common stock of The Cash Store Financial Services Inc. during the period between November 24, 2010 and May 13, 2013, inclusive. The proposed class actions concern alleged misrepresentations made in the Company's quarterly and annual financial statements between November 24, 2010 and May 13, 2013. In particular, the complaints allege that the Company overvalued the consumer loan portfolio acquired from third-party lenders, overstated its net income, understated losses on its internal consumer loans portfolio, and understated its liabilities associated with the settlement of the British Columbia class action.

By order dated July 9, 2013, the court consolidated the May 20, 2013 and June 27, 2013 actions for pretrial purposes. On September 17, 2013, the Court issued an order appointing Globis Capital Partners L.P. and Globis Overseas Funds Ltd. as lead plaintiffs in the class action. The Company is vigorously defending this action and the likelihood and amount of liability, if any, is not determinable at this time.

(viii)Other Matters

The Company is also currently involved in ordinary, routine litigation and administrative proceedings incidental to its business, including regulatory enforcement matters, contractual disputes, individual consumer claims, and employment related matters from time to time. The Company believes the likely outcome of any other pending cases and proceedings will not be material to its business or its financial condition.

(b)	Contingencies

(i)	Third-Party Lenders

In addition to direct lending, the Company acts as a broker on behalf of consumers seeking short-term advances. The funding for those advances is provided directly to the customers by the third-party lenders. The Company has entered into business arrangements with a number of third-party lenders that are prepared to consider lending to customers. Pursuant to these agreements, services related to the collection of documents and information, as well as loan collection services are provided to the third-party lenders. The agreements also provide that the third party lenders are responsible for losses suffered as a result of uncollectible loans provided the required duties under the terms of the agreements have been properly performed by the Company. In the event the duties are not properly performed and the lenders make a claim as required under the agreement, the Company may be liable to the lenders for losses they have incurred. The Company’s contingent risk is the balance of the third-party lenders' loan portfolio which totaled $29,865 as at September 30, 2013 (2012- $27,792).

To date, no claims have been made by the third-party lenders under the terms of the agreements and no payments have been made or accrued by the Company pursuant to this clause in the agreements. Risk is managed through compliance with the loan limits, procedures and selection criteria established by the lenders.

Note 20 - Litigation, Claims and Contingencies (continued)

(b)	Contingencies (continued)

(ii)	British Columbia Compliance Order

On March 23, 2012, the Company was issued a compliance order (the “Order”) and administrative penalty from Consumer Protection BC. The Order directs the Company to refund to all borrowers with loan agreements negotiated with the Company or its subsidiaries between November 1, 2009 and the date of the order, the amount of any issuance fee charged, required or accepted for or in relation to the issuance of a cash card. The Order also directed the Company to pay an administrative penalty of $25 in addition to costs. On November 30, 2012, Consumer Protection BC issued a supplementary compliance order directing that unclaimed refund amounts, to a maximum of $1,100 be deposited into a consumer protection fund. On December 14, 2012, the Company filed a Petition for Judicial Review in the British Columbia Supreme Court seeking an order quashing or setting aside the Order and Supplemental Order, and seeking declarations that it had not contravened sections 112.04(1)(f) of the Business Practices and Consumer Protection Act, or section 17 and 19 of the Payday Loan Regulation. The Petition was heard by the Court on June 26, 27, and 28, 2013. A decision has not yet been released. The estimated exposure with respect to this order is between $248 and $1,100 including penalties, legal costs and additional costs. The balance of the accrued liability related to this order as at September 30, 2013 is $187 (2012 - $248).

(iii)	Special Investigation

The Company’s Audit Committee was made aware of written communications that contained questions about the acquisition of the consumer loan portfolio from third-party lenders in late January 2012 (the “Transaction”) and included allegations regarding the existence of undisclosed related party transactions in connection with the Transaction. In response to this allegation, legal counsel to a special committee of independent directors of the Company (the “Special Committee”) retained an independent accounting firm to conduct a special investigation.  The investigation followed a review conducted by the Company’s internal auditor under the direction of the Audit Committee of the Board, and the restatement by the Company in December 2012 of its unaudited interim quarterly financial statements and MD&A for periods ended March 31, 2012 and June 30, 2012.

The investigation covered the period from December 1, 2010 to January 15, 2013 and was carried out over four months.  It involved interviews of current and former officers, directors, employees and advisors of the Company and a review of relevant documents and agreements as well as electronically stored information obtained from Company computers and those of employees, former employees and directors most likely to have information relevant to the investigation.

The Special Committee has reported its findings on the allegations to the Board of Directors and, consistent with the recommendation made to the Board of Directors by the Special Committee, the Board of Directors has determined that no further corrections or restatements of previously reported financial statements and other public disclosures are required in relation to the Transaction.

(c) Regulatory Requirements

The Company's business is regulated by various provincial and federal laws and regulations, which are subject to change and which may impose significant costs or limitations on the way the Company conducts or expands its business. The payday loan industry has seen increased regulation in recent years. While the Company has worked closely with regulators, its business is still significantly impacted by these regulations. Management has been actively planning an upstream transition in both product offerings and services, however this process takes time. Furthermore, its regulatory environment is changing at different paces in different provinces, making it more difficult to plan and implement this transition.
Note 20 - Litigation, Claims and Contingencies (continued)

(c) Regulatory Requirements (continued)

The Company is closely working with the regulatory bodies to manage the impact any regulatory changes will have on its business.